Thornburg Limited Term Municipal Fund National Portfolio
All data as of 12.31.2000

Fund facts  Thornburg Limited Term Municipal Fund National Portfolio

                                Thornburg              Thornburg               Thornburg
                               Limited Term          Limited Term             Limited Term
                         Municipal Fund Nat'l      Municipal Fund Nat'l    Municipal Fund Nat'l
                                A Shares               C Shares                I Shares
SEC Yield                         3.62%                 3.27%                   4.08%
Taxable Equiv. Yields             5.99%                 5.41%                   6.75%
NAV                              $13.33                $13.35                  $13.33
Max. Offering Price              $13.53                $13.35                  $13.33

Total returns (Annual Average - After Subtracting Maximum Sales Charge)

One Year                          5.20%                 6.29%                   7.13%
Three Year                        3.41%                 3.52%                   4.32%
Five Year                         3.93%                 3.81%                    N/A
Ten Year                          5.29%                  N/A                     N/A
Fifteen Year                      6.00%                  N/A                     N/A
Since Inception                   6.44%                 4.23%                   5.06%
Inception Date                   9.28.84               9.1.94                  7.5.96

Letter to shareholders
Dear Fellow Shareholder,
I am pleased to present the semiannual report for the National Portfolio of Thornburg Limited Term Municipal Fund for the six month period ending December 31, 2000. The net asset value of the A shares increased by 27 cents to $13.33 during the period. If you were with us for the entire period, you received dividends of 29.1 cents per share. If you reinvested your dividends, you received 29.4 cents per share. Investors who owned C shares received dividends of 26.6 and 26.8 cents per share, respectively. The capital markets have reversed course over the last year. Many technology stocks have plummeted in value, while municipal bonds have generally risen. Frenzied economic growth has been replaced with fears of an economic downturn. Yields on long-term municipal bonds dropped substantially through the year, while yields on short-term municipals were virtually unchanged. Investors have found the returns in taxable and tax-exempt money market funds to be attractive. Cash balances in these asset classes recently reached $2 trillion! If the Federal Reserve continues to lower the funds rate, money market yields will likely come down. To see a comparison of your Fund vs. money market funds through the most recent ten-year period, please turn to page 26. Nationwide, state tax revenue growth surged 8.7% in fiscal 2000, and municipal bond upgrades by Standard & Poor's outnumbered downgrades more than three to one. During the long expansion, many municipal governments have become accustomed to annual double-digit revenue increases. In some cases tax rates have come down, and in others expenditures have kept pace with revenue growth. If there is a significant decrease in tax receipts growth, many municipalities will be challenged to reign in spending increases fast enough to avoid deficits.
New issues of municipal bonds totaled $199 billion in 2000, 13% lower than 1999 levels, but the decrease was solely attributable to a decline in refundings. With lower interest rates expected in 2001, we expect a rebound in refunding volume. This, combined with a continued strong need for project financing, should lead to an increased supply of new issue municipal bonds in 2001. Your Thornburg Limited Term Municipal Fund is a laddered bond portfolio, consisting of over 480 municipal obligations from 48 states and 3 U.S. territories. Approximately 91% of the bonds are rated A or better by at least one of the major rating agencies. As you know, we "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature at par during each of the coming years. As these bonds mature, we look forward to the chance to reinvest the proceeds in similar bonds toward the top of the ladder. The following chart describes the percentages of your fund's bond portfolio maturing in each of the coming years:

                                    % of portfolio           Cumulative %
                                   maturing within        maturing by end of
                                    1 years = 13%           year 1 = 13%
                               1 to 2 years = 12%           year 2 = 25%
                               2 to 3 years = 7%            year 3 = 32%
                               3 to 4 years = 9%            year 4 = 41%
                               4 to 5 years = 9%            year 5 = 50%
                               5 to 6 years = 8%            year 6 = 58%
                               6 to 7 years = 8%            year 7 = 66%
                               7 to 8 years = 10%           year 8 = 76%
                               8 to 9 years = 10%           year 9 = 86%
                              9 to 10 years = 11%          year 10 = 97%

At 12/31/00. Portfolio holdings vary over time.

Today, your fund's weighted average maturity is 4.9 years, and we always keep it below 5 years. When bond yields were higher last winter and spring, we extended your average portfolio maturity slightly and improved the structure of your bond ladder. Unless bond yields increase in the coming months, we intend to let your average portfolio maturity shorten slightly over the course of 2001. Effective December 31, 2000, Burch Ault stepped down as a director of Limited Term Municipal Fund. Mr. Ault has served capably as a director since 1984, and has acted as Chairman of the Audit Committee during a portion of that time. We thank him. Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity bonds has allowed your fund to consistently perform well in varying interest rate environments. We wish to remind you that 0% of your bonds in this fund bear interest that is subject to the alternative minimum tax on individuals (AMT). This is unusual in today's line-up of municipal bond funds, and we hope to keep this profile. Your fund has earned Morningstar's 5-star overall rating* for risk-adjusted performance. We would like to attribute this to capable execution of a sensible investment strategy over time. Thank you for investing in Thornburg Limited Term Municipal Fund.
Sincerely,


George Strickland
Managing Director


Past performance cannot guarantee future results.

*Morningstar proprietary ratings on US-domiciled funds reflect historical risk-adjusted performance as of Dec. 31, 2000. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three, five, and ten year (if applicable) annual returns in excess of 90-day US Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day US T-bill returns. The Overall Morningstar Rating(TM) is a weighted average of the fund's three, five and, ten year (if applicable) risk-adjusted performance. The Limited Term Municipal National Fund received five stars for the three and five year periods and four stars for the ten year period ended 12/31/00. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the last 10% receive 1 star. The Fund was rated exclusively against US-domiciled funds. The Fund was rated among 1722, 1479 and 443 municipal funds for the three, five and ten year periods, respectively,

Statement of assets and liabilities
ASSETS
Investments at value (cost $703,543,889) .......................    $723,666,504
Cash ...........................................................       1,940,454
Receivable for investments sold ................................      15,356,297
Receivable for fund shares sold ................................         350,623
Interest receivable ............................................      10,594,719
Prepaid expenses and other assets ..............................          52,065

         Total Assets ..........................................     751,960,662

LIABILITIES
Payable for investments purchased ..............................       1,801,000
Payable for fund shares redeemed ...............................       2,559,239
Accounts payable and accrued expenses ..........................         514,714
Payable to investment advisor (Note 3) .........................         377,032
Dividends payable ..............................................         977,259
         Total Liabilities .....................................       6,229,244

NET ASSETS .....................................................    $745,731,418

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($645,224,315 applicable to 48,413,152 shares of beneficial interest
outstanding - Note 4) ..........................................    $      13.33

Maximum sales charge, 1.50% of offering
price (1.52% of net asset value per share) .....................            0.20
Maximum Offering Price Per Share ...............................    $      13.53

Class C Shares:
Net asset value and offering price per share ($21,281,601
applicable to 1,593,970 shares of beneficial interest
outstanding - Note 4) ..........................................    $      13.35

Class I Shares:
Net asset value, offering and redemption price per share
($79,225,502 applicable to 5,943,765 shares of beneficial
interest outstanding - Note 4) .................................    $      13.33

See notes to financial statements ..............................

Statement of operations
INVESTMENT INCOME: ........................................
Interest income (net of premium amortized of $1,473,461)      $ 20,621,872

EXPENSES:
Investment advisory fees (Note 3) .........................      1,787,059
Administration fees (Note 3)
         Class A Shares ...................................        415,411
         Class C Shares ...................................         13,725
         Class I Shares ...................................         20,221
Distribution and service fees (Note 3)
         Class A Shares ...................................        830,822
         Class C Shares ...................................        108,816
Transfer agent fees .......................................        255,859
Custodian fees ............................................        189,475
Registration and filing fees ..............................         32,534
Professional fees .........................................         52,777
Accounting fees ...........................................         27,650
Director fees .............................................         27,600
Other expenses ............................................         48,342

                  Total Expenses ..........................      3,810,291
Less:
         Expenses reimbursed by investment advisor (Note 3)        (80,596)
         Distribution and service fees waived (Note 3) ....        (40,190)

                  Net Expenses ............................      3,689,505

                  Net Investment Income ...................     16,932,367

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (Note 5)
Net realized gain on investments sold .....................        960,987
Increase in unrealized appreciation of investments ........     14,537,244

                  Net Realized and Unrealized
                  Gain (Loss) on Investments ..............     15,498,231

                  Net Increase in Net Assets Resulting
                  From Operations .........................   $ 32,430,598

See notes to financial statements .........................

Statement of changes in net assets                                      Six Months Ended    Year Ended
                                                                        December 31, 2000  June 30, 2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ................................................   $  16,932,367    $  38,028,039
Net realized gain (loss) on investments sold .........................         960,987       (5,968,073)
Increase (decrease) in unrealized appreciation of investments ........      14,537,244       (7,568,410)

                  Net Increase in Assets Net Resulting from Operations      32,430,598       24,491,556

DIVIDENDS TO SHAREHOLDERS:
From net investment income ...........................................
         Class A Shares                                                    (14,564,606)     (33,278,643)
         Class C Shares ..............................................        (438,152)        (990,794)
         Class I Shares ..............................................      (1,929,607)      (3,758,602)

FUND SHARE TRANSACTIONS (Note 4): ....................................
         Class A Shares                                                    (40,981,716)    (122,489,236)
         Class C Shares ..............................................        (472,334)      (6,326,861)
         Class I Shares ..............................................       1,120,319       (3,686,036)

                  Net Increase (Decrease) in Net Assets ..............     (24,835,498)    (146,038,616)

NET ASSETS: ..........................................................
         Beginning of period                                               770,566,916      916,605,532

         End of period ...............................................   $ 745,731,418    $ 770,566,916




See notes to financial statements.


Notes to financial statements
Note 1 - Organization
Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio (the "Portfolio") and California Portfolio. The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from federal income tax as is consistent with preservation of capital.
The Portfolio currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Portfolio represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Portfolio are limited to distribution fees, administrative fees, and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining the net asset value of the Portfolio, the Fund utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.
Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required. Dividends paid by the Portfolio for the six months ended December 31, 2000 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. When-Issued and Delayed Delivery
Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with the investment objectives of the Portfolio and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the Portfolio, on a when-issued basis, the Portfolio will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.
General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis.
Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ended December 31, 2000, these fees were payable at annual rates ranging from 1/2 of 1% to 9/40 of 1% of the average daily net assets of the Portfolio. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Portfolio's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended December 31, 2000, the Adviser voluntarily reimbursed certain operating expenses amounting to $80,596.
The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the six months ended December 31, 2000, the Distributor earned commissions aggregating $296 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $5,313 from redemptions of Class C shares of the Portfolio.
Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Portfolio for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares.
The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Portfolio at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans and fees waived by the Distributor for the six months ended December 31, 2000, are set forth in the statement of operations.
Certain officers and directors of the Fund are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated directors is borne by the Fund.

Note  4 - Shares of Beneficial Interest
At December 31, 2000 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $734,386,647. Transactions in shares of beneficial interest were as follows:

                                                       Six Months Ended December 31, 2000    Year Ended June 30, 2000
Class A Shares ....................................       Shares           Amount            Shares         Amount

Shares sold .......................................       1,548,520    $  20,410,221        4,925,341    $  64,487,508
Shares issued to shareholders in
         reinvestment of dividends ................         676,351        8,910,298        1,583,630       20,720,635
Shares repurchased ................................      (5,330,845)     (70,302,235)     (15,883,452)    (207,697,379)

Net Increase (Decrease) ...........................      (3,105,974)   $ (40,981,716)      (9,374,481)   $(122,489,236)

Class C Shares
Shares sold .......................................         236,579    $   3,122,746          375,289    $   4,923,452
Shares issued to shareholders
         in reinvestment of dividends .............          25,854          341,600           55,766          730,817
Shares repurchased ................................        (298,340)      (3,936,680)        (913,366)     (11,981,130)

Net Increase (Decrease) ...........................      (35,907) $         (472,334)        (482,311)   $  (6,326,861)

Class I Shares
Shares sold .......................................         864,311    $  11,352,472        1,405,467    $  18,359,078
Shares issued to shareholders in
         reinvestment of dividends ................         118,922        1,569,028          228,647        2,991,070
Shares repurchased ................................        (894,683)     (11,801,181)      (1,912,876)     (25,036,184)

Net Increase (Decrease) ...........................          88,550    $   1,120,319         (278,762)   $  (3,686,036)

Note 5 - Securities Transactions
For the six months ended December 31, 2000, the Portfolio had purchase and sale transactions (excluding short-term securities) of $119,323,250 and $176,838,800, respectively. The cost of investments for Federal income tax purposes is $703,543,889.
At December 31, 2000, net unrealized appreciation of investments was $20,122,600 resulting from $21,255,058 gross unrealized appreciation and $1,132,458 gross unrealized depreciation. Accumulated net realized losses from security transactions included in net assets at December 31, 2000 aggregated $8,777,829. At December 31, 2000, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:
Capital loss carryovers expiring in:
         2002      $286,000
         2003       637,000
         2004     2,771,000
         2008     1,088,000
                 $4,782,000
At December 31, 2000, the Fund had deferred capital losses occurring subsequent to October 31, 1999, of $4,900,000. For tax purposes, such losses will be reflected in the year ended June 30, 2001.

Financial highlights
                                             Six Months Ended                       Year Ended June 30:
                                            December 31, 2000    2000            1999         1998         1997          1996
CLASS A SHARES:
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........  13.06     $     13.26  $      13.50  $     13.44  $      13.35       $   13.37

Income from investment operations:
         Net investment income ................   0.29            0.59          0.59         0.61          0.62            0.63
         Net realized and unrealized
         gain (loss) on investments ...........   0.27           (0.20)        (0.24)        0.06          0.09           (0.02)

Total from investment operations ..............   0.56            0.39          0.35         0.67          0.71            0.61
Less dividends from:
         Net investment income ................  (0.29)          (0.59)        (0.59)       (0.61)        (0.62)          (0.63)

Change in net asset value .....................   0.27           (0.20)        (0.24)        0.06          0.09           (0.02)

Net asset value, end of period ................  13.33     $     13.06  $      13.26  $     13.50  $      13.44       $   13.35

TOTAL RETURN (a) ..............................   4.34%           3.00%         2.58%        5.05%         5.46%          4.60%

RATIOS/SUPPLEMENTAL DATA Ratios to average net assets:
         Net investment income ............      4.38%(b)         4.48%         4.35%        4.50%         4.65%          4.66%
         Expenses .........................      0.99%(b)         0.96%         0.96%        0.97%         0.96%          0.97%

Portfolio turnover rate ...................     15.87%           33.65%        22.16%       24.95%        23.39%         20.60%

Net assets at end of period (000) ............  645,224     $   672,775     $ 807,232   $  836,947    $  837,621   $    917,831



(a) Sales loads are not reflected in computing
    total return which is not annulaized for periods less than one year .
(b) Annualized ............................................


CLASS C SHARES:
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period .......   13.08     $      13.28  $       13.53  $     13.46  $     13.37     $    13.40

Income from investment operations:
         Net investment income .............    0.27             0.53           0.53         0.55         0.57           0.57
         Net realized and unrealized
         gain (loss) on investments ........    0.27            (0.20)         (0.25)        0.07         0.09          (0.03)

Total from investment operations ...........    0.54             0.33           0.28         0.62         0.66           0.54

Less dividends from:
         Net investment income ..............  (0.27)           (0.53)         (0.53)       (0.55)       (0.57)         (0.57)

Change in net asset value .................     0.27            (0.20)         (0.25)        0.07         0.09          (0.03)

Net asset value, end of period ............    13.35     $      13.08  $       13.28  $     13.53  $     13.46     $    13.37

TOTAL RETURN (a) ..........................    4.13%             2.57%          2.08%        4.70%        5.02%          4.05%

RATIOS/SUPPLEMENTAL DATA Ratios to average net assets:
         Net investment income .............   3.99%(b)        4.06%            3.93%         4.08%       4.24%          4.22%
         Expenses, after expense reductions .  1.38%(b)        1.38%            1.38%         1.38%       1.38%          1.41%
         Expenses, before expense reductions . 1.87%(b)        1.82%            1.78%         1.83%       1.86%          1.63%

Portfolio turnover rate ...................... 15.87%          33.65%          22.16%        24.95%       23.39%        20.60%

Net assets at end of period (000) ....  $     21,282     $    21,322  $       28,048  $      22,729    $ 19,475     $  15,948


(a) Sales loads are not reflected in computing total
    return which is not annualized for period less than one year ..
(b) Annualized ...............................................................



CLASS I SHARES:
Per share operating performance
(for a share outstanding throughout the period)
                                         Six Month Ended                        Year Ended June 30:
                                        December 31, 2000       2000             1999         1998            1997*

Net asset value, beginning of period .....     13.06     $      13.26  $         13.51  $     13.44  $        13.27

Income from investment operations:
         Net investment income ...........      0.32             0.63             0.64         0.66            0.66
         Net realized and unrealized
         gain (loss) on investments ......      0.27            (0.20)           (0.25)        0.07            0.17

Total from investment operations .........      0.59             0.43             0.39         0.73            0.83
Less dividends from:
         Net investment income ...........     (0.32)           (0.63)           (0.64)       (0.66)          (0.66)

Change in net asset value ................      0.27            (0.20)           (0.25)        0.07            0.17

Net asset value, end of period ...........     13.33     $      13.06  $         13.26  $     13.51  $        13.44

TOTAL RETURN (a) .........................      4.54%            3.37%            2.87%        5.52%           6.42%

RATIOS/SUPPLEMENTAL DATA Ratios to average net assets:
         Net investment income ..............   4.77%(b)         4.84%            4.71%        4.85%           5.01%(b)
         Expenses, after expense reductions .   0.60%(b)         0.60%            0.60%        0.60%           0.60%(b)
         Expenses, before expense reductions    0.65%(b)         0.62%            0.61%        0.66%           0.79%(b)

Portfolio turnover rate .....................   15.87%           33.65%           22.16%       24.95%          23.39%

Net assets at end of period (000) .... $       79,225    $     76,470     $      81,326    $  77,605     $     35,746


(a) Sales loads are not reflected in computing total
   return, which is not annualized for periods less than one year
(b) Annualized ...............................................................
*Sales of Class I shares commenced on July 5, 1996


Schedule of investments
CUSIPS:  Class A - 532-723-103, Class C - 532-723-509, Class I - 532-723-806
NASDAQ Symbols:  Class A - LTMFX, Class C -LTMCX , Class I - LTMIX

Principal             Issuer-Description                                                          Credit Rating         Value
  Amount                                                                                           Moody's/S&P
Alabama               (1.70%)
1,000,000             Alabama 21St Century Authority Tobacco Settlement Revenue, 5.10% due           Aa1/A            $1,009,950
                      12/1/2009
1,000,000             Alabama 21St Century Authority Tobacco Settlement Revenue, 5.15% due           Aa1/A            1,010,800
                      12/1/2010
885,000               Alabama A & M University Housing & General Fee Revenue Series 1992, 5.90%      Aaa/AAA          913,205
                      due 11/1/2002 (Living & Learning Center Project; Insured: MBIA)
1,000,000             Alabama Water Pollution Control Authority Series 1991, 6.45% due 8/15/2002     Aaa/AAA          1,014,160
                      (Insured: AMBAC)
980,000               Birmingham, 7.25% due 7/1/2004  (ETM)                                          NR/NR            1,078,167
1,550,000             Birmingham Jefferson Civic Center Authority Special Tax Series 1989, 7.20%     A3/A+            1,550,248
                      due 1/1/2001
1,495,000             Houston County Hospital Board Revenue Refunding Series 1984, 7.625% due        Aaa/AAA          1,499,380
                      4/1/2007  pre-refunded 2/15/02 @ 100 (South East Alabama Medical Center
                      Project)
900,000               Montgomery County Revenue Warrants Series 1992, 6.625% due 4/1/2002            NR/NR            923,643
                      pre-refunded 4/1/01 @ 102
1,000,000             Morgan County Decatur Health Care Authority Hospital Revenue, 6.10% due        NR/AAA           1,065,080
                      3/1/2007 (Insured: Connie Lee)
1,920,000             Scottsboro Industrial Development Board Refunding, 5.25% due 5/1/2009 (LOC:    NR/NR            1,900,723
                      PNC Bank)
Alaska                (0.40%)
2,500,000             North Slope Borough General Obligation Refunding Series 1992-A, 5.80% due      Aaa/AAA          2,560,600
                      6/30/2002 (Insured: MBIA)
Arizona               (1.00%)
235,000               Glendale Water and Sewer Revenue, 9.00% due 7/1/2003  (ETM)                    Aaa/AAA          240,584
2,000,000             Maricopa County Paradise Valley Unified School District General Obligation     Aaa/AAA          1,958,500
                      Refunding Series 1992, 0% due 7/1/2001 (Insured: AMBAC)
750,000               Maricopa County School District 40 - Glendale General Obligation, 0% due       Baa1/A-          749,812
                      1/1/2001
500,000               Maricopa County Unified School District 40 G.O., 5.60% due 7/1/2003            Baa1/A-          515,760
350,000               Phoenix Water Systems Revenue, 8.80% due 6/1/2002  (ETM)                       Aaa/AAA          351,386
930,000               Pima County Industrial Development Authority Industrial Revenue Refunding      Aaa/AAA          978,676
                      Lease Obligation A, 7.25% due 7/15/2010  (Insured: FSA)
2,000,000             Pima County/Tucson Unified School District 1 School Improvement Series         Aaa/AAA          2,043,400
                      1992-D, 5.50% due 7/1/2002 (Insured: FGIC)
500,000               Tucson Water Revenue Series D, 9.75% due 7/1/2008                              Aa3/A+           668,735
Arkansas              (0.70%)
2,645,000             Little Rock Hotel And Restaurant Gross Receipts Tax Refunding, 7.125% due      A/NR             3,058,652
                      8/1/2009
1,735,000             Rogers Sales and Use Tax Revenue, 6.00% due 11/1/2007                          A1/AA            1,850,967
California            (4.60%)
5,000,000             California Health Facilities Financing Authority Series 1991- D, 6.50% due     Aaa/AAA          5,168,900
                      7/1/2016  pre-refunded 7/1/01 @ 102 (Catholic Health Care Project)
1,100,000             California Statewide Communities Development Authority Certificate of          Aaa/AAA          1,092,685
                      Participation, 1.81% (inverse floater) due 1/1/2002 (Motion Picture &
                      Television Fund Project; Insured: AMBAC)
100,000               Irvine Ranch Water District Variable Consolidated Bonds, 3.70% due             NR/A1+           100,000
                      10/1/2005  put 1/1/01  (daily demand notes)
1,500,000             Los Angeles Unified School District Certificates of Participation, 6.20% due   A2/A             1,513,905
                      6/1/2001 (Dr. Francisco Bravo Medical Project)
500,000               Los Angeles Water and Power, 9.00% due 9/1/2004                                Aa3/A+           570,065
7,600,000             Orange County Refunding Recovery, 6.50% due 6/1/2004 (Insured: MBIA)           Aaa/AAA          8,214,384
5,200,000             Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)           Aaa/AAA          5,724,160
5,000,000             Orange County Special Financing Authority Teeter Plan Revenue Series E,        Aaa/A-1          5,092,350
                      6.35% due 11/1/2014  put 11/1/01 (Insured: AMBAC)
1,000,000             San Francisco Port Community Revenue, 9.00% due 7/1/2003                       A1/A-            1,112,520
4,180,000             Santa Margarita & Dana Point Authority Revenue Improvement District Series     Aaa/AAA          4,739,284
                      A, 9.50% due 8/1/2003 (Insured: MBIA)
Colorado              (3.70%)
4,775,000             Adams County Company Hospital Revenue Refunding, 5.10% due 2/1/2020 00 put     A+/A-1           4,791,665
                      2/1/03 (Platte Valley Med Center Project A: LOC: Bank One)
500,000               Arvada Limited Sales & Use Tax Series 1991, 6.50% due 6/1/2001  (ETM)          NR/NR            505,045
2,355,000             Boulder Urban Renewal Authority Tax Increment Refunding Series 1992, 5.90%     Aaa/AAA          2,362,395
                      due 3/1/2001 (Insured: MBIA)
1,465,000             Boulder Urban Renewal Authority Tax Increment Refunding Series 1992, 6.00%     Aaa/AAA          1,469,380
                      due 3/1/2002 (Insured: MBIA)
1,950,000             Colorado Department Transport Revenue Anticipation Notes, 6.00% due            Aaa/AAA          2,155,706
                      6/15/2008 (Insured: AMBAC)
370,000               Colorado Health Facilities Authority Revenue Refunding, 4.90% due 2/1/2008     Baa2/NR          344,148
2,000,000             Colorado Housing Finance Authority Capital Appreciation Series A, 0% due       Aa1/AA-          1,902,460
                      11/1/2001
400,000               Colorado Housing Finance Authority Senior Series E3, 5.15% due 8/1/2007        Aa2/AA           405,084
500,000               Colorado Housing Finance Authority Single Family Program Senior Series D 3,    Aa2/AA           506,680
                      5.15% due 4/1/2011
2,395,000             Colorado Student Obligation Bond Authority Student Loan Revenue Series B,      A/NR             2,462,276
                      5.90% due 9/1/2002
1,080,000             Denver City & County Industrial Development Revenue, 7.40% due 3/1/2003        NR/A-            1,107,529
                      (University of Denver Project)
1,155,000             Denver City & County Industrial Development Revenue, 7.50% due 3/1/2004        NR/A-            1,184,637
                      (University of Denver Project)
1,185,000             Denver City & County Industrial Development Revenue, 7.60% due 3/1/2005        NR/A-            1,215,609
                      pre-refunded 3/1/01 (University of Denver Project)
500,000               El Paso County School District General Obligation 20 Series B, 8.25% due       Aa3/NR           572,135
                      12/15/2004 (State Aid Withholding)
2,175,000             Highlands Ranch Metro District 2 General Obligation, 6.00% due 6/15/2004       Aaa/AAA          2,301,280
                      (Insured: FSA)
1,000,000             Superior Metropolitan District Number 1 Variable Refunding & Improvement       NR/A+            1,019,010
                      Series A, 5.45% due 12/1/2020  put 12/1/04 (LOC: BNP)
2,725,000             Westminister Multi Family Housing Revenue Series 1995, 5.95% due 9/1/2015      NR/AA            2,799,610
                      put 9/1/06 (Semper Village Apartments Project; Insured: AXA)
Connecticut           (0.70%)
1,685,000             Bridgeport General Obligation, 6.00% due 3/1/2005 (Insured: AMBAC)             Aaa/AAA          1,797,861
1,325,000             Bridgeport General Obligation, 6.00% due 3/1/2006 (Insured: AMBAC)             Aaa/AAA          1,427,741
1,045,000             Capitol Region Education Council, 6.375% due 10/15/2005                        NR/BBB           1,095,515
500,000               New Haven General Obligation, 9.50% due 11/15/2003                             A3/BBB+          563,565
District of Columbia  (1.50%)
4,430,000             District Columbia Hospital Revenue, 5.70% due 8/15/2008 (Medlantic             Aaa/AAA          4,745,771
                      Healthcare Project; Insured: MBIA) (ETM)
500,000               District Columbia Revenue, 6.00% due 1/1/2007  (American Association           Aaa/AAA          540,725
                      Advancement Science Project ; Insured: AMBAC)
380,000               District Columbia Unrefunded Balance Refunding A, 5.625% due 6/1/2002          Baa3/BBB         386,228
1,520,000             District of Columbia Certificate of Participation Series 1993, 6.875% due      NR/BBB-          1,543,332
                      1/1/2003
1,505,000             District of Columbia General Obligation Capital Appreciation Refunding, 0%     Aaa/AAA          1,416,295
                      due 6/1/2002 (Insured: MBIA)
1,000,000             District of Columbia Revenue, 6.00% due 7/15/2003 (Childrens Hospital          Aaa/AAA          1,040,050
                      Project; Insured: FGIC)
1,330,000             District of Columbia Revenue, 6.00% due 8/15/2005 (Medlantic Healthcare        Aaa/AAA          1,426,771
                      Project; Insured: MBIA) (ETM)
Florida               (1.40%)
75,000                Alachua County Health Facilities Revenue, 7.00% due 12/1/2001 (Shands          NR/AAA           77,007
                      Hospital & Clinics Project) (ETM)
275,000               Brevard County Tourist Development Tax Revenue Series 1993, 6.325% due         NR/NR            275,366
                      3/1/2003  (Florida Marlins Training Facilities)
195,000               Cape Coral Special Obligation Wastewater Revenue, 6.10% due 7/1/2005 (Green    Aaa/AAA          200,168
                      Area Project; Insured: FSA)
2,996,000             Crossings At Fleming Island Community Development Refunding Series B, 5.45%    Aaa/AAA          3,227,471
                      due 5/1/2010 (Insured: MBIA)
200,000               East County Water Control District Lee County Drain, 5.50% due 11/1/2003       NR/AA            206,230
                      (Insured: Asset Guarantee)
115,000               Hillsborough County Utility Refunding Revenue, 9.75% due 12/1/2003  (ETM)      Aaa/AAA          127,007
1,395,000             Orange County Health Facilities Authority, 5.80% due 11/15/2009  (Hospital     Baa1/A-          1,416,162
                      Adventist Health System Project)
3,120,000             Orange County Health Facilities Authority Revenue, 6.25% due 11/15/2008        Aaa/AAA          3,425,510
                      (Hospital Adventist Health Systems Project;  Insured: AMBAC)
940,000               Palm Beach County Industrial Development Revenue Series 1996, 6.00% due        NR/A+            1,005,997
                      12/1/2006 (Lourdes-Noreen McKeen Residence for Geriatric Care Project; LOC:
                      Allied Irish Bank)
Georgia               (0.40%)
1,700,000             Burke County Development Authority Pollution, 6.35% due 1/1/2004 (Oglethorpe   Aaa/AAA          1,799,246
                      Power Corporation Project) (Insured: MBIA)
1,000,000             Georgia Municipal Gas Authority Gas Revenue, 6.30% due 7/1/2009  (Southern     NR/A-            1,056,420
                      Storage Gas Project)
200,000               Gwinnett County Development Authority Revenue, 6.95% due 6/1/2001 (Mead        NR/NR            202,332
                      Corp. Project) (ETM)
Guam                  (0.10%)
800,000               Guam Government General Obligation Series A, 5.90% due 9/1/2005                NR/BBB-          801,248
Hawaii                (0.40%)
1,500,000             Hawaii State Department Budget & Finance Special Purpose Mortgage Revenue,     A2/A             1,526,550
                      5.70% due 7/1/2003 (Kapiolani Health Care System Project)
1,000,000             Honolulu City And County Refunding Series A, 7.35% due 7/1/2006                Aa3/AA-          1,145,480
Idaho                 (0.10%)
480,000               Boise Urban Renewal Agency Package Revenue Tax Increment Series A, 6.00% due   NR/BBB+          487,963
                      9/1/2002
Illinois              (10.10%)
3,345,000             Champaign County Community Unit Series C, 0% due 1/1/2009 (Insured: FGIC)      Aaa/AAA          2,304,304
2,000,000             Chicago Board Of Education, 6.00% due 12/1/2009 (Insured: FGIC)                Aaa/AAA          2,223,040
2,000,000             Chicago Metropolitan Water Reclamation District Greater, 6.90% due 1/1/2007    Aa1/AA           2,267,900
1,340,000             Chicago Midway Airport Revenue Series A, 5.40% due 1/1/2009                    Aaa/AAA          1,415,281
1,000,000             Chicago O'Hare International Airport Revenue, 5.375% due 1/1/2007 (Insured:    Aaa/AAA          1,052,580
                      AMBAC)
5,000,000             Chicago Tax Increment Allocation Capital Appreciation Central Series A, 0%     Aaa/AAA          4,016,450
                      due 12/1/2005 (Insured: AMBAC)
2,545,000             Cook And Will Counties Township High School District 206 Series C, 0% due      Aaa/AAA          2,044,373
                      12/1/2005 (Insured: FSA)
1,800,000             Cook County Community College District 508 COP, 8.50% due 1/1/2002 (Insured:   Aaa/AAA          1,877,058
                      FGIC)
3,350,000             Cook County Community Unified School District 401 Series 1996, 0% due          Aaa/AAA          2,946,560
                      12/1/2003 (Insured: FSA)
995,000               Cook County Prerefunded Capital Improvement, 5.50% due 11/15/2008              Aaa/AAA          1,067,346
                      pre-refunded 11/15/06
5,000,000             Du Page County Forest Preservation District, 0% due 11/1/2009                  Aaa/AAA          3,327,650
1,500,000             Glenview Multi Family Revenue Refunding, 5.20% due 12/1/2027  put 12/1/07      NR/AAA           1,522,575
                      (FNMA Collateralized)
2,000,000             Illinois Development Finance Authority Pollution Control Revenue Refunding,    Aaa/AAA          2,150,660
                      5.70% due 1/15/2009  (Commonwealth Edison Company Project;  Insured: MBIA)
3,635,000             Illinois Development Finance Authority Revenue, 6.00% due 11/15/2009           Aaa/AAA          4,010,641
                      (Adventist Health Project) (Insured: MBIA)
3,860,000             Illinois Development Finance Authority Revenue, 6.00% due 11/15/2010           Aaa/AAA          4,278,424
                      (Adventist Health Project) (Insured: MBIA)
400,000               Illinois Development Finance Authority Revenue Refunding Community Rehab       NR/BBB           397,120
                      Providers A, 5.60% due 7/1/2004
1,000,000             Illinois Development Finance Authority Revenue Refunding Community Rehab       NR/BBB           986,180
                      Providers A, 5.60% due 7/1/2005
1,000,000             Illinois Development Finance Authority Revenue Refunding Community Rehab       NR/BBB           979,010
                      Providers A, 5.60% due 7/1/2006
500,000               Illinois Health Facilities Authority Revenue, 5.20% due 10/1/2003 (Illinois    A3/A-            497,805
                      Masonic Medical Center Project)  (ETM)
2,000,000             Illinois Health Facilities Authority Revenue, 5.50% due 11/15/2003 (Advocate   A1/AA            2,047,340
                      Network Health Care Project)
1,290,000             Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2008  (Iowa       A1/NR            1,389,524
                      Health System Project)
1,375,000             Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2009  (Iowa       A1/NR            1,487,420
                      Health System Project)
1,465,000             Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2010  (Iowa       A1/NR            1,590,814
                      Health System Project)
1,560,000             Illinois Health Facilities Authority Revenue, 6.00% due 2/15/2011  (Iowa       Aaa/AAA          1,722,895
                      Health System Project; Insured: AMBAC)
1,000,000             Illinois Health Facilities Authority Revenue Refunding, 6.25% due 12/1/2004    NR/A-            1,009,450
                      (Friendship Village Schaumburg)
2,000,000             Illinois Health Facilities Authority Revenue Series 1992, 7.00% due            Baa2/NR          2,077,020
                      7/1/2002  (Trinity Medical Center Project)  (ETM)
602,000               Illinois Health Facilities Authority Revenue Series 1993-A, 7.875% due         NR/NR            619,217
                      8/15/2005  (Community Provider Pooled Loan Program Project)
1,945,000             Illinois Health Facilities Authority Revenue Series A, 9.25% due 7/1/2024      Aaa/NR           2,261,879
                      pre-refunded 7/1/04 (Edgewater Medical Center Project)
1,850,000             Illinois Health Facilities Authority Revenue Unrefunded Balance Northwestern   Aa/AA+           1,874,864
                      B, 7.20% due 8/15/2007
1,360,000             Illinois Industrial Pollution Control Financing Authority Revenue, 5.875%      Baa2/BBB+        1,366,120
                      due 5/15/2007  (Commonwealth Edison Company Project)
2,000,000             Lake County Community High School District Number 117 Series B, 0% due         Aaa/NR           1,527,780
                      12/1/2006 (Insured: FGIC)
3,235,000             Lake County Community High School District Number 117 Series B, 0% due         Aaa/NR           1,906,547
                      12/1/2011 (Insured: FGIC)
3,900,000             Metropolitan Pier And Exposition Authority, 0% due 6/15/2004 (Insured:         Aaa/AAA          3,343,275
                      AMBAC)
500,000               Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, 0%     Aaa/AAA          479,785
                      due 12/15/2001 (Insured: MBIA)
2,445,000             Naperville City, Du Page & Will Counties Economic Development Revenue, 6.10%   NR/A+            2,589,989
                      due 5/1/2008  (Hospital and Health System Association Project; LOC: American
                      National Bank)
1,100,000             Peoria Public Building Commission School District Facilities Revenue, 0% due   Aaa/NR           804,001
                      12/1/2007 (Insured: FGIC)
6,300,000             University Illinois University Revenues, 0% due 10/1/2006  (Insured: MBIA)     Aaa/AAA          4,865,490
900,000               Will & Kendall Counties Community School District 202 General Obligation,      Aaa/AAA          910,431
                      5.45% due 1/1/2005 (Insured: AMBAC)
Indiana               (4.40%)
965,000               Allen County Economic Development Revenue First Mortgage, 5.20% due            NR/NR            969,632
                      12/30/2005 (Indiana Institute Of Technology Project)
690,000               Allen County Economic Development Revenue First Mortgage, 5.30% due            NR/NR            695,851
                      12/30/2006 (Indiana Institute Of Technology Project)
1,110,000             Allen County Economic Development Revenue First Mortgage, 5.60% due            NR/NR            1,128,670
                      12/30/2009 (Indiana Institute Of Technology Project)
1,115,000             Allen County Jail Building Corporation First Mortgage, 5.75% due 10/1/2010     Aa3/NR           1,218,461
850,000               Boonville Junior High School Building Corporation Revenue, 0% due 7/1/2010     NR/A             533,528
850,000               Boonville Junior High School Building Corporation Revenue, 0% due 1/1/2011     NR/A             515,559
910,000               Eagle Union Middle School Building Corporation First Mortgage, 5.50% due       Aaa/AAA          975,939
                      7/15/2009 (Insured: AMBAC)
1,860,000             Elberfeld J H Castle School Building Corporation Indiana First Mortgage, 0%    NR/A             1,466,350
                      due 1/15/2006
1,860,000             Elberfeld J H Castle School Building Corporation Indiana First Mortgage        Aaa/AAA          1,315,634
                      Refunding, 0% due 7/5/2008 (Insured: MBIA)
2,305,000             Hammond Multi-School Building Corp First Mortgage Refunding Bond Series        NR/A             2,475,616
                      1997, 6.00% due 7/15/2008  (Lake County Project)
390,000               Huntington Economic Development Revenue, 6.00% due 11/1/2006  (United          NR/NR            396,556
                      Methodist Membership Project)
700,000               Huntington Economic Development Revenue, 6.15% due 11/1/2008  (United          NR/NR            715,232
                      Methodist Membership Project)
790,000               Huntington Economic Development Revenue, 6.20% due 11/1/2010  (United          NR/NR            798,856
                      Methodist Membership Project)
765,000               Indiana Health Facilities Revenue, 5.55% due 7/1/2001  (Marion General         Aaa/AAA          770,531
                      Hospital Project; Insured: MBIA)
500,000               Indiana Health Facility Financing Authority Hospital Revenue, 5.75% due        Aaa/NR           533,360
                      11/1/2005  (Daughters Charity Project)  (ETM)
670,000               Indiana State Educational Facilities Authority Revenue, 5.75% due 10/1/2009    NR/A-            702,796
                      (University Indianapolis Project)
2,500,000             Indiana University Revenues Refunding Student Fee H, 0% due 8/1/2007           Aaa/AAA          1,851,500
                      (Insured: AMBAC)
1,375,000             Indianapolis Economic Development Revenue, 5.30% due 12/1/2007 (FNMA           Aaa/AAA          1,387,031
                      Collateralized )
1,220,000             Indianapolis Local Public Improvement Bond Bank Transportation Revenue, 0%     Aa2/AA-          994,398
                      due 7/1/2005
1,240,000             Indianapolis Local Public Improvement Bond Bank Transportation Revenue, 0%     Aa2/AA-          964,298
                      due 7/1/2006
2,200,000             Indianapolis Resource Recovery Revenue, 6.75% due 12/1/2004  (Ogden Martin     Aaa/AAA          2,383,458
                      System, Inc. Project; (Insured: AMBAC)
855,000               Knox Middle School Building Corporation First Mortgage, 6.00% due 7/15/2008    Aaa/AAA          940,850
                      (Insured: FGIC)
455,000               Knox Middle School Building Corporation First Mortgage, 6.00% due 7/15/2009    Aaa/AAA          503,981
                      (Insured: FGIC)
840,000               Logansport Multi-Purpose School Building Corporation First Mortgage            NR/A             845,863
                      Refunding Series 1992, 5.50% due 7/1/2001
535,000               New Albany Floyd County School Building Corporation, 6.20% due 7/1/2003        NR/A             560,455
                      (ETM)
835,000               Peru Community School Corporation Capital Appreciation Refunding First         NR/A             524,113
                      Mortgage, 0% due 7/1/2010
1,450,000             Tri Creek School Building Corporation Inc. 1St Mortgage, 5.00% due 1/15/2004   NR/AA-           1,476,912
995,000               Wawasee Community School Corporation First Mortgage, 5.50% due 7/15/2010       NR/AA-           1,064,322
1,095,000             Wawsee Community School Corporation First Mortgage, 5.50% due 7/15/2011        NR/AA-           1,168,091
1,820,000             Westfield Elem. School Building Corporation First Mortgage Series 1997,        Aaa/AAA          2,066,665
                      6.80% due 7/15/2007 (Insured: AMBAC)
Iowa                  (4.10%)
3,905,000             Des Moines Limited Obligation Revenue, 6.25% due 12/1/2015 put 12/1/05 (Des    NR/NR            3,900,861
                      Moines Parking Associates Medical Project; LOC:  Wells Fargo Bank)
6,650,000             Iowa Finance Authority Commercial Development Revenue Refunding, 5.75% due     NR/AA            6,901,370
                      4/1/2014 put 4/1/10  (Governor Square Project;  Insured: AXA)
435,000               Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2007 (Iowa    A1/NR            465,728
                      Health Services Project)
1,765,000             Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2009 (Iowa    A1/NR            1,909,306
                      Health Services Project)
1,955,000             Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2010 (Iowa    A1/NR            2,122,896
                      Health Services Project)
3,145,000             Iowa Finance Authority Hospital Facility Revenue, 6.00% due 2/15/2011 (Iowa    Aaa/AAA          3,478,339
                      Health Services Project; Insured: AMBAC)
1,430,000             Iowa Finance Authority Revenue Refunding Trinity Health Series B, 5.75% due    Aa3/AA-          1,486,957
                      12/1/2007
3,295,000             Iowa Finance Authority Revenue Refunding Trinity Health Series B, 5.75% due    Aa3/AA-          3,441,726
                      12/1/2010
1,000,000             Iowa Finance Authority Revenue Trinity Health Series B, 5.50% due 12/1/2003    Aa3/AA-          1,017,200
1,000,000             Iowa Finance Authority Revenue Trinity Health Series B, 5.50% due 12/1/2004    Aa3/AA-          1,020,770
375,000               Iowa Student Loan Liquidity Corporation Student Loan Revenue 1991 Series A,    Aa1/NR           376,324
                      6.35% due 3/1/2001
2,000,000             Iowa Student Loan Liquidity Corporation Student Loan Revenue 1991 Series C,    Aaa/AAA          2,043,660
                      6.80% due 12/1/2002 (Insured: AMBAC)
325,000               Muscatine Electric Revenue, 9.50% due 1/1/2004  (ETM)                          Aaa/AAA          350,265
1,000,000             State University Iowa Revenues, 6.20% due 9/1/2003                             Aa/AA            1,011,750
Kansas                (0.20%)
500,000               Dodge Unified School District Number 443 Ford County, 8.25% due 9/1/2006       Aaa/AAA          598,345
                      (Insured: FSA)
1,000,000             Kansas City Industrial Revenue Series 12/1/84, 7.20% due 12/1/2004  (Ash       NR/NR            1,007,110
                      Grove Cement Project)
Kentucky              (2.70%)
385,000               Campbell And Kenton Counties Sanitation District 1 Revenue, 6.50% due          Aaa/AAA          393,424
                      8/1/2005  (ETM)
1,500,000             Jefferson County Hospital Revenue Prerefunded, 6.858% due 10/1/2002            Aaa/AAA          1,584,375
                      (Insured: MBIA)
3,000,000             Jefferson County Hospital Revenue Unrefunded, 6.858% due 10/1/2002 (Insured:   Aaa/AAA          3,150,000
                      MBIA)
7,400,000             Kentucky Economic Development Finance Authority Series C, 0% due 10/1/2009     Aaa/AAA          6,048,094
                      converts to 5.35% 10/1/05 (Norton Healthcare Project; Insured: MBIA)
7,830,000             Kentucky Economic Development Finance Authority Series C, 0% due 10/1/2010     Aaa/AAA          6,427,882
                      converts to 5.40% 10/1/05 (Norton Healthcare Project; Insured: MBIA)
1,000,000             Kentucky State Turnpike Authority Resources Recovery Revenue, 0% due           Aaa/AAA          782,280
                      7/1/2006 (Insured: FGIC)
140,000               Kentucky State Turnpike Authority Resources Recovery Road Revenue Series A,    Aaa/AAA          150,633
                      6.625% due 7/1/2008  (ETM)
150,000               Louisville  Water Revenue Refunding, 6.00% due 11/15/2006  (ETM)               Aaa/AAA          151,332
1,170,000             Paintsville First Mortgage Revenue Series 1991, 8.50% due 9/1/2003  (Paul B.   NR/NR            1,205,041
                      Hall Medical Center Project; Guaranteed: Health Management Associates)
Louisiana             (3.80%)
665,000               Calcasieu Parish Industrial Development Board Pollution Control Revenue,       Baa3/BBB-        671,943
                      7.80% due 12/1/2005 (Cities Service Corporation Project; Occidental Corp.)
4,000,000             Jefferson Parish Hospital District 2, 5.25% due 12/1/2015 crossover-refunded   Aaa/AAA          4,184,880
                      12/1/05 (Insured: FGIC)
1,000,000             Lake Charles Harbor And Terminal District Revenue, 5.50% due 5/1/2006          A3/A+            1,011,110
                      (Reynolds Metal Project)
1,000,000             Louisiana Offshore Authority Deepwater Port Revenue Series B, 6.25% due        A3/A             1,057,170
                      9/1/2004
1,300,000             Louisiana PFA Hospital Revenue and Refunding, 1.60% due 7/1/2001  (St.         Aaa/AAA          1,295,515
                      Francis Medical Center Project; Insured: FSA) (Inverse Floater) (ETM)
1,065,000             Louisiana PFA Multi Family Housing, 5.95% due 3/15/2019  put 3/15/05           NR/AA            1,082,934
                      (Oakleigh Apts. Project; Insured: AXA)
2,885,000             Louisiana PFA Revenue, 5.375% due 12/1/2008 (Chateau De Notre Dame Project;    NR/NR            2,660,114
                      Guaranteed: Archdiocese of New Orleans)
3,350,000             Louisiana PFA Revenue, 5.375% due 12/1/2008 (Wynhoven Health Care Center       NR/NR            3,088,868
                      Project; Guaranteed: Archdiocese of New Orleans)
1,000,000             Louisiana Public Facilities Authority Revenue, 5.75% due 10/1/2008  (Loyola    A1/A+            1,080,320
                      University Project)
500,000               Louisiana State University Agricultural & Mechanical College Board, 7.70%      NR/NR            521,775
                      due 4/15/2002  (ETM)
1,000,000             New Orleans Refunding, 0% due 9/1/2006 (Insured: AMBAC)                        Aaa/AAA          776,490
10,000,000            Orleans Parish School Board, 0% due 2/1/2008  (ETM)                            Aaa/AAA          6,831,500
460,000               Ouachita Parish Hospital District 1 Series 1991, 7.25% due 7/1/2001  (ETM)     NR/A             466,992
3,000,000             Saint Charles Parish Pollution Control Revenue Variable Refunding Series A,    Baa3/BBB-        2,989,320
                      4.85% due 6/1/2030  put 6/1/02 (Entergy Louisiana Inc. Project)
Maryland              (0.30%)
2,000,000             Howard County Multi-Family Housing Revenue, 7.00% due 7/1/2024  put 7/1/04     Baa2/NR          2,114,020
                      (Chase Glen Project; Guaranteed: Avalon Prop.)
Massachusetts         (3.10%)
2,000,000             Boston Economic Development And Industrial Corporation, 5.15% due 7/1/2025     A1/NR            2,008,040
                      put 7/1/05 (LOC: Fleet National Bank)
50,000                Haverhill General Obligation Municipal Purpose Loan Series 1991, 7.50% due     Baa3/BBB         52,314
                      10/15/2011
135,000               Holyoke General Obligation Electric Revenue Series 1991-A, 8.00% due           Baa1/BBB+        135,108
                      6/1/2001
635,000               Holyoke General Obligation School Project Loan Act of 1948, 7.35% due          Baa1/NR          656,241
                      8/1/2002  pre-refunded 8/1/01
100,000               Holyoke General Obligation Sewer Revenue Series B, 8.00% due 6/1/2001          Baa1/BBB+        100,080
1,060,000             Lynn General Obligation, 7.00% due 1/15/2004                                   Baa1/NR          1,126,282
2,300,000             Massachusetts Health & Educational Facilities Authority Series B, 5.50% due    NR/NR            2,294,480
                      5/15/2011  put 5/15/01 (Community Health Capital Fund Project:  LOC: First
                      National Bank)
2,500,000             Massachusetts Hynes Convention Center Authority Refunding Series 1992, 0%      Aa2/AA-          2,326,425
                      due 9/1/2002
1,325,000             Massachusetts IFA First Mortgage Revenue Series 1996-B, 5.00% due 5/1/2026     NR/A-1           1,328,670
                      put 5/1/02 (Orchard Cove Project; LOC: Fleet National Bank)
1,000,000             Massachusetts Industrial Finance Agency Pollution Control Revenue Refunding,   A2/A+            1,030,480
                      5.875% due 8/1/2008  (Eastern Edison Company Project)
1,950,000             Massachusetts Industrial Finance Agency Resources Recovery Revenue, 4.95%      NR/BBB           1,928,959
                      due 12/1/2006  (Ogden Haverhill Associates Project)
1,000,000             Massachusetts Industrial Finance Agency Revenue, 8.375% due 2/15/2018          NR/NR            1,196,820
                      pre-refunded 2/15/06 @ 102  (Glenmeadow Retirement Community Project)
1,575,000             Massachusetts Prerefunded Capital Appreciation Consolidated B, 0% due          Aa2/AA-          1,547,233
                      6/1/2001
425,000               Massachusetts Unrefunded Balance Capital Appreciation B, 0% due 6/1/2001       Aa2/AA-          417,426
795,000               New Bedford Industrial Revenue, 7.42% due 7/1/2002 (Aerovox Corporation        NR/NR            799,810
                      Project; Guaranteed: Cooper Industries)
1,000,000             New England Education Loan Marketing Corporation Student Loan Revenue Series   Aa/NR            1,035,710
                      1992-F, 6.50% due 9/1/2002
300,000               Springfield General Obligation, 7.75% due 5/1/2001                             Baa3/NR          303,327
300,000               Springfield General Obligation, 7.80% due 5/1/2002                             Baa3/NR          309,159
1,500,000             Taunton General Obligation, 8.00% due 2/1/2006 (Insured: MBIA)                 Aaa/AAA          1,755,645
1,000,000             University of Massachusetts Building Authority Refunding  Revenue Series       Aa2/A+           1,064,760
                      1991-A, 7.15% due 5/1/2003
1,250,000             Worcester Municipal Purpose Loan of 1991 General Obligation, 6.80% due         Aaa/AAA          1,263,137
                      5/15/2001 (Insured: MBIA)
Michigan              (3.30%)
3,000,000             Detroit Economic Development Corporation Refunding, 7.00% due 6/1/2012  put    NR/NR            3,056,250
                      6/1/02 (E.H. Associates Project; LOC: First Fed of Michigan)
1,405,000             Detroit Series A, 6.00% due 4/1/2007 (Insured: FGIC)                           Aaa/AAA          1,531,464
500,000               Dickinson County Economic Development Corporation Solid Waste Disposal         Baa1/BBB+        510,235
                      Revenue, 6.55% due 3/1/2007  (Champion International Project)
510,000               Livingston County Building Authority, 6.00% due 7/1/2009 (Insured: MBIA)       Aaa/AAA          514,722
2,000,000             Michigan Hospital Finance Authority Revenue, 5.375% due 7/1/2012 (Insured;     Aaa/AAA          2,060,220
                      FSA)
515,000               Michigan Hospital Finance Authority Revenue 1991-A, 8.30% due 9/1/2002         Ba3/NR           530,620
                      pre-refunded 9/1/01
13,000,000            Michigan Hospital Finance Authority Revenue Series A, 5.375% due 11/15/2033    VMIG1/AA         13,196,820
                      put 11/15/07 (Ascension Health Project)
2,000,000             Wayne County Building Authority Limited Tax General Obligation Sinking Fund    A3/A-            2,121,240
                      Series 1992-A, 7.80% due 3/1/2005  pre-refunded 3/1/02
180,000               Wayne County Wastewater Control System Limited Tax General Obligation          A3/NR            185,152
                      Refunding, 7.875% due 5/1/2002  (ETM)
Minnesota             (0.80%)
225,000               Coon Rapids Industrial Development Refunding Revenue, 6.75% due 12/1/2001      NR/NR            225,297
                      (LOC: Norwest Bank)
5,000,000             Minneapolis & St. Paul Housing And Redevelopment Authority, 6.75% due          Aaa/AAA          5,140,450
                      8/15/2014  pre-refunded 8/15/02 (Insured: MBIA)
385,000               Minneapolis Community Development Agency Supported Development Revenue Ltd     NR/A-            402,860
                      Tax Series G-3, 7.00% due 12/1/2003
135,000               Minneapolis MFHR Refunding Series 1991, 6.75% due 10/1/2001  (Churchill        NR/AAA           136,657
                      Apartments Project; FHA Mortgage Insurance)
Mississippi           (0.10%)
300,000               Mississippi Hospital Equipment & Facilities Authority Revenue, 8.60% due       Baa3/NR          300,072
                      1/1/2001  (Rush Medical Foundation Project) (ETM)
635,000               Mississippi State, 6.20% due 2/1/2008  (ETM)                                   Aaa/AAA          696,481
Missouri              (0.80%)
1,555,000             Jackson County Public Building Corporation Leasehold Revenue Series 1996,      Aaa/AAA          1,650,570
                      6.00% due 12/1/2004  (Capital Improvement Project; Insured: MBIA)
255,000               Missouri Enviromental Improvement & Energy Resources Authority Revenue         Aaa/NR           265,386
                      Series 1991-A, 6.50% due 12/1/2002  (State Revolving Revenue Project)
325,000               Missouri Enviromental Improvement & Energy Resources Authority Revenue         Aaa/NR           338,189
                      Series 1991-A, 6.60% due 12/1/2003  (State Revolving Revenue Project)
1,055,000             Missouri Health & Education Facilities Authority Revenue, 0% due 1/1/2002      NR/NR            1,009,624
                      (ETM)
2,195,000             Saint Louis Airport Revenue, 6.00% due 1/1/2006                                Baa3/BBB-        2,223,294
Montana               (0.10%)
415,000               Montana Higher Education Student Loan Revenue Series 1992-A, 6.70% due         A/NR             423,478
                      12/1/2001
Nebraska              (1.30%)
1,500,000             Nebraska IFA Hospital Equipment Revenue, 6.85% due 3/1/2002  pre-refunded      Aaa/AAA          1,537,020
                      3/1/01 @ 102 (Insured: MBIA)
2,815,000             Nebraska IFA Tax Exempt Multi Family Housing Revenue Refunding 1995-A, 5.50%   NR/AAA           2,874,396
                      due 12/1/2025  put 12/1/05 (Willow Park Apartments Project; FNMA
                      Collateralized)
5,000,000             Omaha Public Power District Nebraska Electric Revenue Series A, 7.50% due      NR/AA            5,339,450
                      2/1/2006  (ETM)
Nevada                (1.60%)
1,550,000             Las Vegas  Downtown Redevelopment, 7.80% due 6/1/2001                          Baa/A-           1,567,174
1,880,000             Las Vegas Specia Refunding Local Improvement District Number 707 Refunding     Aaa/AAA          1,937,302
                      Senior Series A, 5.125% due 6/1/2011 (Insured: FSA)
1,000,000             Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.70%   NR/AA            1,062,190
                      due 1/15/2009 (Insured: Asset Guaranty)
1,000,000             Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.70%   NR/AA            1,060,860
                      due 1/15/2010 (Insured: Asset Guaranty)
1,285,000             Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.70%   NR/AA            1,360,173
                      due 1/15/2011 (Insured: Asset Guaranty)
750,000               Washoe County Airport Authority Revenue Refunding, 5.60% due 7/1/2002          Aaa/AAA          765,165
                      (Insured: MBIA)
3,500,000             Washoe County School District, 5.50% due 6/1/2008 (Insured: FSA)               Aaa/AAA          3,741,395
New Hampshire         (1.10%)
500,000               New Hampshire Capital Appreciation General Obligation, 0% due 7/1/2004         Aa2/AA+          428,365
5,000,000             New Hampshire Health and Educational Authority Revenue Bond Series B, 5.05%    Aa3/NR           5,019,000
                      due 3/1/2023  put 3/1/03 (Riverwoods at Exeter Project; LOC: Banque Paribas)
2,485,000             New Hampshire Industrial Development Authority Revenue, 5.50% due 12/1/2009    NR/AA-           2,518,945
                      (Central Vermont Public Services; LOC: Toronto Dominion Bank)
New Jersey            (0.20%)
595,000               Hudson County Certificates of Participation, 6.20% due 6/1/2003 (Corrections   Aaa/AAA          619,651
                      Facility Project; Insured: MBIA)
1,000,000             New Jersey Health Care Facilities Financing Authority Revenue, 7.00% due       NR/AAA           1,064,950
                      7/1/2003  (Christ Hospital Project; Insured: Connie Lee)
New Mexico            (0.00%)
180,000               Las Cruces Gross Receipt Tax Revenue Series 1995, 6.00% due 6/1/2001 (South    A3/NR            181,282
                      Central Solid Waste Authority Project)
New York              (3.90%)
1,500,000             Long Island Power Authority Electric Systems Revenue General Series A, 6.00%   Aaa/AAA          1,654,050
                      due 12/1/2007 (Insured: AMBAC)
1,050,000             Monroe County Note Industrial Development Agency, 5.375% due 6/1/2007 (Saint   NR/AA            1,100,117
                      John Fisher College Project; Insured: Asset Guaranty)
500,000               New York City General Obligation Series A, 7.00% due 8/1/2003                  A2/A             534,105
800,000               New York City General Obligation Series D, 6.30% due 2/1/2001  (ETM)           Aaa/A            801,600
1,960,000             New York City General Obligation Series D, 6.30% due 2/1/2001                  A2/A             1,963,822
750,000               New York City General Obligation Series D, 5.70% due 8/1/2002                  A2/A             768,360
785,000               New York City General Obligation Series E, 6.30% due 8/1/2001  (ETM)           Aaa/A            795,645
1,910,000             New York City General Obligation Series E, 6.30% due 8/1/2001                  A2/A             1,935,116
250,000               New York City Health and  Hospital Corporation Revenue Series A, 6.00% due     Baa3/BBB-        262,060
                      2/15/2005
1,600,000             New York City Housing Development Corporation Multifamily Housing Revenue      Aa2/AA           1,663,472
                      Refunding Series A, 5.50% due 11/1/2009
640,000               New York City Prerefunded Series A, 8.00% due 11/1/2001 (Insured: AMBAC)       Aaa/AAA          648,448
                      (ETM)
1,040,000             New York Dormitory Authority, 6.00% due 7/1/2007 (Champlain Valley             NR/AAA           1,136,938
                      Physicians; Insured: Connie Lee)
1,000,000             New York Dormitory Authority Revenue State University Educational Facilities   A3/AA-           1,058,420
                      Series A, 7.00% due 5/15/2004
2,335,000             New York Dormitory Authority Revenues, 6.00% due 9/1/2008  pre-refunded        NR/AA            2,457,050
                      9/1/05 (Long Island University Project)
1,500,000             New York Local Government Assistance Corporation Revenue Series D, 6.50% due   A3/AA-           1,544,430
                      4/1/2002
1,500,000             New York Medical Care Facilities Finance, 7.25% due 2/15/2001                  A3/AA-           1,505,745
1,320,000             New York Thruway Authority General Revenue Special Obligation, 0% due          NR/BBB           1,053,320
                      1/1/2006
2,500,000             New York Urban Development Corporation, 7.60% due 4/1/2003  pre-refunded       Aaa/AA-          2,572,200
                      4/1/01
255,000               New York Urban Development Corporation Revenue University Facilities Grants,   Baa1/AA-         273,980
                      6.00% due 1/1/2006
3,425,000             New York Urban Development Corporation Series 7, 6.00% due 1/1/2006            Baa1/AA-         3,679,923
710,000               Oneida County Industrial Development Agency Series C, 6.00% due 1/1/2009       NR/AA            772,963
                      (Civic Facility Faxton Hospital Project; Insured: Asset Guaranty)
390,000               Westchester County IDA Civic Facility Revenue, 6.25% due 4/1/2005  (Julia      NR/NR            391,236
                      Dykman Project)
North Carolina        (1.70%)
450,000               Gastonia Housing Corp First Lien Rev Series A, 5.75% due 7/1/2004 (Golfview    NR/A-            453,541
                      Village Square Apartment Project)
390,000               North Carolina Housing Finance Authority Single Family Housing Revenue,        Aa1/AA+          390,987
                      6.80% due 7/1/2008
1,865,000             North Carolina Municipal Power Agency 1 Catawba Electrical Revenue, 6.00%      Aaa/AAA          1,961,756
                      due 1/1/2005 (Insured: MBIA)
2,400,000             North Carolina Municipal Power Agency Number 1 Catawba Electric Revenue,       Aaa/AAA          2,666,016
                      6.00% due 1/1/2010 (Insured: MBIA)
3,400,000             North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2007 (Insured:   Aaa/AAA          3,695,562
                      MBIA)
2,800,000             North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2008 (Insured:   Aaa/AAA          3,071,096
                      MBIA)
North Dakota          (0.30%)
910,000               Grand Forks Health Care Systems Revenue Bond Series 1997, 6.25% due            Aaa/AAA          981,317
                      8/15/2005  (Altru Health System Project; Insured: MBIA)
1,250,000             North Dakota Student Loan Revenue, 5.45% due 7/1/2002 (Insured: AMBAC)         Aaa/AAA          1,270,012
Ohio                  (5.50%)
1,000,000             Barberton Hospital Facilities Series 1992, 6.65% due 1/1/2002                  A/NR             1,025,360
3,000,000             Butler County Hospital Revenue Bonds, 5.15% due 11/1/2017  put 11/1/02         VMIG1/A-1        2,999,280
                      (Middletown Regional Hospital Project ; LOC: Star Bank)
1,000,000             Cincinnati School District Revenue Anticipation Notes, 6.15% due 6/15/2002     NR/A-            1,027,620
                      (ETM)
525,000               Cleveland  Waterworks Revenue Series A, 6.125% due 1/1/2008                    Aa3/AA-          534,083
385,000               Cleveland Certificate of Participation, 7.10% due 7/1/2002  (Motor Vehicle &   A3/A-            388,049
                      Community Equipment Project)
5,000,000             Cleveland Cuyahoga County Port Authority Revenue, 6.00% due 11/15/2010         NR/NR            5,032,900
2,255,000             Cuyahoga County Hospital Revenue Refunding Series B, 6.00% due 1/15/2006       Aa3/AA-          2,401,891
                      (University Hosps Health Systems Project)
1,000,000             Erie County Hospital Improvement Refunding Revenue Series, 6.25% due           A2/A             1,000,100
                      1/1/2001  (Firelands Community Hospital Project)
2,000,000             Franklin County General Obligation  , 6.375% due 12/1/2017  pre-refunded       NR/NR            2,080,700
                      12/1/01 @ 102
1,100,000             Hamilton County Hospital Facilities Refunding Revenue Series 1992, 6.25% due   Aa2/NR           1,100,110
                      1/1/2001  (Episcopal Retirement Homes Project; LOC: Fifth/Third Bank)
1,400,000             Hudson City Library Improvement, 6.35% due 12/1/2011                           Aa2/NR           1,610,266
1,300,000             Mahoning Valley District Water Refunding, 5.85% due 11/15/2008 (Insured:       Aaa/AAA          1,427,907
                      FSA)
770,000               Mahoning Valley District Water Refunding, 5.90% due 11/15/2009 (Insured:       Aaa/AAA          853,483
                      FSA)
510,000               Mayfield Heights Municipal Building Improvement, 7.60% due 12/1/2008           Aaa/AAA          517,206
                      (Insured: MBIA)
2,250,000             Montgomery County Revenue, 6.00% due 12/1/2008  (Catholic Health               Aa3/AA-          2,447,730
                      Initiatives)
2,385,000             Montgomery County Revenue, 6.00% due 12/1/2009  (Catholic Health               Aa3/AA-          2,606,924
                      Initiatives)
1,530,000             Montgomery County Revenue, 6.00% due 12/1/2010  (Catholic Health               Aa3/AA-          1,678,579
                      Initiatives)
5,000,000             Ohio State Unlimited Tax General Obligation Series A, 5.75% due 6/15/2010      Aa1/AA+          5,468,800
1,760,000             Ohio Water Development Authority Revenue Refunding, 5.00% due 12/1/2012        Aaa/AAA          1,762,499
                      (Insured: MBIA)
680,000               Plain Local School District Capital Appreciation, 0% due 12/1/2006 (Insured:   Aaa/NR           522,458
                      FGIC)
845,000               Plain Local School District Capital Appreciation, 0% due 12/1/2007 (Insured:   Aaa/NR           619,292
                      FGIC)
975,000               Reading Revenue Development, 6.00% due 2/1/2009  St. Marys Educational         NR/AA            1,053,302
                      Institute Project; Insured : Asset Guaranty)
985,000               Warren County Hospital Facilities Improvement and Refunding Revenue, 6.80%     Aa2/NR           998,751
                      due 7/1/2001  (Otterbein Home Project; LOC: Fifth/Third Bank)
485,000               Washington County Hospital Facilities Revenue, 6.875% due 9/1/2002 (Marietta   Baa1/NR          497,697
                      Area Health Project)  (ETM)
Oklahoma              (2.50%)
1,190,000             Broken Arrow Utility Systems and Sales Tax Revenue Series 1992-A, 6.00% due    Aaa/AAA          1,197,842
                      5/1/2001 (Insured: FGIC)
1,235,000             Claremore Public Works Authority Revenue Refunding, 6.00% due 6/1/2006         Aaa/NR           1,336,776
                      (Insured: FSA)
1,340,000             Claremore Public Works Authority Revenue Refunding, 6.00% due 6/1/2007         Aaa/NR           1,465,036
                      (Insured: FSA)
740,000               Jenks Aquarium Authority Revenue First Mortgage, 5.50% due 7/1/2010            Aaa/NR           775,712
                      (Insured: MBIA)
740,000               Oklahoma  Development Finance Authority Health Facilities Revenue, 5.75% due   Aaa/AAA          803,418
                      6/1/2011 (Insured: AMBAC)
2,380,000             Oklahoma Authority Revenue Refunding Health Systems Obligation Group Series    Aaa/AAA          2,552,955
                      A, 5.75% due 8/15/2007 (Insured: MBIA)
2,340,000             Oklahoma Authority Revenue Refunding Health Systems Obligation Group Series    Aaa/AAA          2,581,511
                      A, 6.00% due 8/15/2010 (Insured: MBIA)
5,000,000             Oklahoma Housing Development Authority Revenue Lease Purchase Program Series   Aa3/NR           5,072,400
                      A, 5.10% due 11/1/2005
620,000               Pushmataha County, Town of Antlers Hospital Authority Revenue Refunding        NR/NR            641,353
                      Series 1991, 8.75% due 6/1/2003
1,155,000             Tulsa Industrial Development Hospital Revenue, 5.60% due 2/15/2003  (St.       Aa3/AA           1,187,051
                      John's Medical Center Project)  (ETM)
750,000               Tulsa Public Facilities Authority Solid Waste Steam & Electric Revenue         Aaa/AAA          776,423
                      Refunding Series 1994, 5.45% due 11/1/2004  (Ogden Martin Systems of Tulsa
                      Project; Insured: AMBAC)
Oregon                (0.70%)
2,500,000             Clackamas County Hospital Facility Authority Revenue Bonds, 6.10% due          A1/AA-           2,534,200
                      10/1/2001  (Sisters of Providence Health System Project)
1,355,000             Clackamas County Hospital Facility Authority Revenue Refunding Series A,       NR/NR            1,275,177
                      5.50% due 9/15/2008  (Odd Fellows Home)
1,325,000             Emerald Peoples Utility District Revenue, 7.20% due 11/1/2003 (Insured:        Aaa/AAA          1,430,894
                      FGIC)
Pennsylvania          (4.50%)
1,505,000             Allegheny County Hospital Development Health Series B, 6.30% due 5/1/2009      A2/NR            1,582,477
                      (South Hills Health System Project)
1,880,000             Beaver County Hospital Revenue, 6.60% due 7/1/2004  pre-refunded 7/1/02 @      Aaa/AAA          1,983,588
                      102 (Insured: AMBAC)
955,000               Beaver County Industrial Development Authority Pollution Control Revenue,      Baa2/A-          961,590
                      7.00% due 6/1/2008  (J & L Specialty Steel Colt Industries Project)
1,000,000             Chester County Utility, 7.00% due 12/15/2011  pre-refunded 8/01/01             Aa2/AA           1,017,300
500,000               Clariton School District General Obligation, 0% due 11/1/2002                  NR/A             460,835
440,000               Delaware County Authority Health Care Revenue, 6.00% due 11/15/2007            Aaa/NR           464,367
                      pre-refunded 11/15/05 (Mercy Health Corporation Project)
4,250,000             Delaware County Pollution Control Refunding Series A, 5.20% due 4/1/2021 put   Baa2/BBB+        4,266,872
                      10/1/04 (Peco Energy Company Project)
1,000,000             Geisinger Authority Health Systems Revenue, 5.50% due 8/15/2009                Aa2/AA           1,051,080
1,300,000             Harrisburg Authority Lease Revenue, 6.50% due 6/1/2004  crossover refunded     Aaa/AAA          1,326,507
                      6/1/01 @ 101 (Insured: FSA)
1,565,000             Manheim Township School Authority School Revenue Series 1978, 6.625% due       NR/AAA           1,719,528
                      12/1/2007 pre-refunded
1,680,000             McKeesport Area School District General Obligation Refunding Revenue Series    NR/A             1,554,202
                      1991, 0% due 10/1/2002
730,000               Montgomery County Higher Education And Health Authority, 6.25% due 7/1/2006    Baa2/NR          728,255
550,000               Montgomery County Higher Education And Health Authority, 6.375% due 7/1/2007   Baa2/NR          547,344
1,500,000             Montgomery County Industrial Development Authority Pollution Control Revenue   Baa2/BBB+        1,505,955
                      Series A, 5.20% due 10/1/2030  put 10/1/04
4,295,000             Montgomery County Industrial Development Authority Revenue, 7.50% due          NR/A+            4,400,399
                      1/1/2012 (LOC: Banque Paribas)
450,000               New Castle Area Hospital Authority Revenue Series A, 6.20% due 11/15/2002      Ba2/NR           447,431
                      (St. Francis Hospital Project)
2,750,000             Pennsylvania Certificates of Participation Series A, 5.40% due 7/1/2009        Aaa/AAA          2,841,987
                      (Insured: AMBAC)
525,000               Pennsylvania Higher Education Facilities Authority Revenue, 6.15% due          Baa3/NR          540,104
                      4/1/2004  (ETM)
750,000               Pennsylvania Higher Educational Facility  Series A, 6.00% due 1/1/2005         A3/A             772,260
                      (University Pennsylvania Health Services Project)
1,710,000             Philadelphia Authority For Industrial Development Revenues, 8.00% due          Aaa/NR           1,905,556
                      1/1/2014  pre-refunded 7/1/04
1,000,000             Philadelphia Hospital And Higher Education Facilities Authority Revenue,       A1/AA-           1,030,390
                      5.50% due 5/15/2006  (Jefferson Health Systems)
640,000               Pottsville Area School District Refunding Series B, 5.10% due 3/1/2003         Aaa/AAA          640,442
                      (Insured: FSA)
500,000               Southeastern Pennsylvania Transportation Authority, 6.00% due 6/1/2001 (LOC:   Aa3/AA-          504,135
                      Canadian Imperial Bank of Commerce)
Puerto Rico           (0.20%)
1,000,000             Puerto Rico Municipal Finance Agency Series A, 5.70% due 7/1/2003              Baa1/A-          1,045,990
                      pre-refunded 7/1/02
250,000               Puerto Rico Public Improvement General Obligation, 6.60% due 7/1/2004          NR/AAA           263,805
                      pre-refunded 7/1/02 @ 101.5
Rhode Island          (0.80%)
860,000               Providence Public Building Authority Refunding Series B, 5.50% due             Aaa/AAA          891,777
                      12/15/2003 (Insured: FSA)
1,075,000             Providence Public Building Authority Refunding Series B, 5.75% due             Aaa/AAA          1,166,547
                      12/15/2007 (Insured: FSA)
2,190,000             Rhode Island Depositors Economic Protection Corporation Series 1992-A, 6.10%   Aaa/AAA          2,256,269
                      due 8/1/2002 (Insured: FSA)
1,325,000             Rhode Island Economic Development Corporation Revenue, 5.75% due 7/1/2010      NR/AA            1,408,727
                      (Providence Place Mall Project; Insured: Asset Guaranty)
344,000               Rhode Island Industrial Facilities Corporation Series 1991, 5.875% due         Aa3/NR           345,101
                      6/1/2002  (Paramount Cards, Inc. Project; LOC: Bank of Scotland)
South Carolina        (0.50%)
2,050,000             Charleston County Certificates of Participation, 6.00% due 12/1/2007           Aaa/AAA          2,248,953
                      (Insured: MBIA)
300,000               Edgefield County School District General Obligation, 8.50% due 2/1/2002        Aaa/AAA          314,052
                      (Insured: FSA)
860,000               Piedmont Municipal Power Agency Electric Revenue, 6.25% due 1/1/2004           Aaa/AAA          893,153
                      (Insured: FGIC)
South Dakota          (0.20%)
1,250,000             South Dakota Lease Revenue Series 93-B, 8.00% due 9/1/2003 (Insured: FSA)      Aaa/AAA          1,364,475
Tennessee             (1.70%)
5,000,000             Chattanooga-Hamilton County Hospital Revenue, 8.963% due 5/25/2021 refunded    Aaa/AAA          5,281,250
                      5/1/01 @ 102 (Erlanger Medical Center Project; Insured: FSA)
1,565,000             Clarksville Natural Gas Corporation Series 1994-A, 7.00% due 5/1/2002          NR/BBB-          1,590,306
                      (Guaranty: Louis Dreyfus Natural Gas)
1,130,000             Clarksville Natural Gas Corporation Series 1994-A, 7.00% due 11/1/2002         NR/BBB-          1,148,272
                      (Guaranty: Louis Dreyfus Natural Gas)
1,150,000             Franklin Industrial Development Multi-Family Refunding Housing Series A,       Aaa/AAA          1,178,784
                      5.75% due 4/1/2010 (Insured: FSA)
1,000,000             Hamilton County Industrial Development Board, 5.75% due 9/1/2005 (Insured:     Aaa/AAA          1,062,890
                      FGIC)
1,070,000             Southeast Tax Exempt Mortgage Bond Trust, 7.25% due 4/1/2017  put 4/1/03       NR/AAA           1,124,367
                      (Inv. Agreement: Bayeriche Landesbank)
985,000               Tennessee Housing Development Agency Mortgage Finance Series A, 5.70% due      A1/AA            1,025,060
                      7/1/2008
Texas                 (12.40%)
1,800,000             Bexar County Housing Finance Corporation Multi Family Housing Revenue, 5.00%   Aaa/NR           1,794,384
                      due 1/1/2011 (Insured: MBIA)
3,000,000             Brazos River Authority Revenue Refunding  , 5.20% due 12/1/2018  put 12/1/02   Baa1/BBB         3,018,390
                      (Reliant Energy Incorporated Project B)
1,250,000             Cedar Hill Independent School District Capital Appreciation Refunding, 0%      NR/AAA           771,075
                      due 8/15/2010 (Guarantee: PSF)
3,300,000             Coppell Independent School District Capital Appreciation Refunding, 0% due     NR/AAA           2,445,960
                      8/15/2007 (Guarantee: PSF)
2,000,000             Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2005          Aaa/AAA          2,104,820
                      (Insured: FSA)
4,070,000             Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2006          Aaa/AAA          4,316,805
                      (Insured: FSA)
2,000,000             Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2008          Aaa/AAA          2,146,540
                      (Insured: FSA)
4,780,000             Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2009          Aaa/AAA          5,151,023
                      (Insured: FSA)
1,065,000             Cypress-Fairbanks Independent School District General Obligation, 0% due       Aaa/AAA          1,015,925
                      2/1/2002 (Insured: FGIC)
450,000               Dallas Tax Increment Financing Reinvestment Zone Number Two, 5.75% due         NR/AA            476,978
                      8/15/2006 (Insured: Asset Guaranty)
1,000,000             Denton County General Obligation, 7.75% due 7/15/2002 (Insured: MBIA)          Aaa/AAA          1,053,290
4,500,000             Ector County Hospital District Hospital Revenue Refunding, 5.50% due           Aaa/AAA          4,655,520
                      4/15/2004 (Insured: MBIA)
1,390,000             Ector County Hospital Revenue, 7.125% due 4/15/2002                            A2/A             1,418,453
460,000               El Paso Multi Family Housing Revenue Series A  , 6.00% due 12/1/2001           A1/NR            463,703
4,000,000             Harris County Flood Control District L.T.G.O. Series 1991-A, 0% due            Aaa/AAA          3,873,480
                      10/1/2001 (Insured: MBIA)
4,410,000             Harris County Health Facilities Development Corporation Thermal Utility        Aaa/AAA          4,700,795
                      Revenue, 5.45% due 2/15/2011 (Insured: AMBAC)
755,000               Harris County Hospital District Mortgage Revenue Prerefunded Refunding,        Aaa/AAA          863,169
                      7.40% due 2/15/2010 (Insured: AMBAC) (ETM)
1,045,000             Harris County Hospital District Mortgage Revenue Unrefunded Balance            Aaa/AAA          1,212,179
                      Refunding, 7.40% due 2/15/2010 (Insured: AMBAC)
10,000,000            Harris County Hospital District Revenue Refunding, 5.75% due 2/15/2011         Aaa/AAA          10,788,900
                      (Insured: MBIA)
635,000               Houston Housing Finance Corp. SFMRB Series A, 5.35% due 6/1/2002 (Insured:     Aaa/AAA          639,382
                      FSA)
1,295,000             Irving Flood Control District Section 3 Refunding Capital Appreciation, 0%     Baa1/NR          1,255,684
                      due 9/1/2001
2,000,000             Irving Independent School District Capital Appreciation, 0% due 2/15/2002      Aaa/AAA          1,904,620
                      (Guaranteed: PSF)
500,000               Irving Independent School District Capital Appreciation, 0% due 2/15/2004      Aaa/AAA          435,565
                      (Guaranteed: PSF)
2,230,000             Lower Colorado River Authority Jr. Lien Refunding Revenue Series 1992, 0%      Aaa/AAA          2,229,465
                      due 1/1/2001 (Insured: AMBAC)
1,415,000             Midlothian Independent School District Capital Appreciation Refunding, 0%      Aaa/NR           1,021,800
                      due 2/15/2008 (Guarantee: PSF)
1,200,000             Midlothian Independent School District Capital Appreciation Refunding, 0%      Aaa/NR           824,580
                      due 2/15/2009 (Guarantee: PSF)
2,275,000             New Caney  Independent School District Capital Appreciation Refunding, 0%      Aaa/AAA          1,894,006
                      due 2/15/2005 (Guarantee: PSF)
4,600,000             Plano Capital Appreciation Refunding General Obligation, 0% due 3/1/2001       Aaa/AAA          4,566,098
1,095,000             Quail Valley Utility District Texas Refunding Comb Tax And Revenue, 6.10%      Baa1/BBB         1,097,617
                      due 3/1/2003
1,970,000             Socorro Independent School District Series A, 5.75% due 2/15/2011              NR/AAA           2,113,652
                      (Guarantee: PSF)
965,000               Southlake Tax Increment Certificates Obligation Series B, 0% due 2/15/2007     Aaa/AAA          715,297
                      (Insured: AMBAC)
1,120,000             Southlake Tax Increment Certificates Obligation Series B, 0% due 2/15/2008     Aaa/AAA          780,573
                      (Insured: AMBAC)
1,275,000             Southlake Tax Increment Certificates Obligation Series B, 0% due 2/15/2009     Aaa/AAA          832,192
                      (Insured: AMBAC)
1,440,000             Southlake Tax Increment Certificates Obligation Series B, 0% due 2/15/2010     Aaa/AAA          884,318
                      (Insured: AMBAC)
500,000               Spring Branch Independent School District, 7.50% due 2/1/2011 (Guarantee:      Aaa/AAA          621,230
                      PSF)
580,000               Tarrant County Health Facilities, 5.875% due 11/15/2007  (Adventist/Sunbelt    Baa1/A-          582,065
                      Health System Project)
650,000               Tarrant County Health Facilities, 6.00% due 11/15/2009  (Adventist/Sunbelt     Baa1/A-          653,497
                      Health System Project)
730,000               Tarrant County Health Facilities, 6.10% due 11/15/2011  (Adventist/Sunbelt     Baa1/A-          731,664
                      Health System Project)
1,400,000             Tarrant County Health Facilities Development Corporation, 5.75% due            Aaa/AAA          1,470,868
                      2/15/2011  (Texas Health Resources Project; Insured: MBIA)
1,000,000             Texarkana Health Facilities Development Corporation Hospital Revenue, 5.75%    Aaa/AAA          1,076,930
                      due 10/1/2008 (Insured: MBIA)
1,000,000             Texas Public Finance Authority Building Revenue State Preservation Project     Aaa/AAA          1,106,590
                      Series B, 6.00% due 8/1/2011 (Insured: FSA)
2,300,000             Travis County Health Development Corporation Series A, 5.75% due 11/15/2008    Aaa/AAA          2,482,459
                      (Insured: MBIA)
2,000,000             Travis County Health Facilities Development Corporation Revenue  Series A,     Aaa/AAA          2,164,460
                      5.75% due 11/15/2009 (Insured: MBIA)
2,000,000             Travis County Health Facilities Development Series A, 5.75% due 11/15/2010     Aaa/AAA          2,173,240
                      (Ascension Health Project) (Insured: MBIA)
1,000,000             University of Texas Permanent University Fund, 8.00% due 7/1/2003  (ETM)       Aaa/AAA          1,090,970
2,020,000             Washington County Health Facilities Development Corporation Revenue, 5.35%     NR/A             2,040,907
                      due 6/1/2009 (Insured: ACA)
Utah                  (1.30%)
1,000,000             Davis County Solid Waste Management and Recovery Revenue, 5.90% due            Aaa/A            1,040,520
                      6/15/2003  (ETM)
370,000               Intermountain Power Agency Power Supply Revenue Capital Appreciation B, 0%     A1/A+            315,040
                      due 7/1/2004
630,000               Intermountain Power Agency Power Supply Revenue Capital Appreciation Series    A1/A+            539,003
                      B, 0% due 7/1/2004  (ETM)
700,000               Intermountain Power Agency Power Supply Revenue Series A, 5.20% due            A1/A+            726,138
                      7/1/2006  (ETM)
405,000               Intermountain Power Agency Power Supply Revenue Series A, 5.20% due 7/1/2006   A1/A+            417,442
2,405,000             Ogden Neighborhood Development Agency Tax Increment Revenue Series A, 0% due   A2/NR            1,843,144
                      12/30/2005 (LOC: Sumitomo Bank)
1,500,000             Salt Lake County Municipal Building, 5.50% due 10/1/2009                       Aa2/AA-          1,613,070
700,000               Utah Housing Finance Agency Refunding Single Family Mortgage, 5.35% due        Aa/AA            711,480
                      7/1/2003
2,000,000             Weber County Housing Authority MFHR Series 1991, 6.50% due 11/1/2018  put      Aaa/AAA          2,022,700
                      11/1/01 (Cherry Creek Apartment Project; LOC: First Security Bank of Utah,
                      Insured: FGIC)
Vermont               (0.20%)
1,250,000             Vermont Educational And Health Buildings Financing Agency Revenue, 6.00% due   NR/BBB           1,234,613
                      9/1/2006  (Northwestern Medical Center Project)
Virginia              (1.90%)
1,010,000             Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2007       Aaa/AAA          1,098,082
                      (Insured: AMBAC)
1,070,000             Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2008       Aaa/AAA          1,171,318
                      (Insured: AMBAC)
1,130,000             Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2009       Aaa/AAA          1,244,944
                      (Insured: AMBAC)
1,195,000             Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2010       Aaa/AAA          1,321,754
                      (Insured: AMBAC)
495,000               Hampton General Obligation Refunding Bond, 5.85% due 3/1/2007                  Aa2/AA           496,188
3,000,000             Hampton Redevelopment Housing Authority Multi Family Housing Refunding         Baa1/AA          3,148,500
                      Series 1994, 7.00% due 7/1/2024  put 7/1/04 (Chase Hampton Apartments
                      Project; LOC: Credit Suisse)
3,000,000             Suffolk Redevelopment Housing Authority MFHR, 7.00% due 7/1/2024  put 7/1/04   Baa1/NR          3,148,500
                      (Chase Heritage @ Dulles Project)
1,960,000             Virginia Housing Development Authority Series C-8, 5.70% due 7/1/2003          Aa1/AA+          2,012,057
Washington            (2.80%)
545,000               Grant County PUD 2 Priest Rapids Hydroelectric, 6.00% due 1/1/2003 (Insured:   Aaa/AAA          554,123
                      AMBAC)
950,000               Grant County PUD 2 Priest Rapids Hydroelectric, 6.00% due 1/1/2006 (Insured:   Aaa/AAA          1,021,155
                      AMBAC)
550,000               Tacoma Conservation Systems Project Revenue, 6.20% due 1/1/2006  (Tacoma       Aa1/AA-          587,450
                      Public Utilities)
60,000                Washington Certificates of Participation State Equipment Series A, 6.50% due   Aa2/A+           60,335
                      10/1/2001
1,500,000             Washington Health Care Facilities, 5.50% due 12/1/2009  (Providence Services   Aaa/AAA          1,598,955
                      Project: Insured: MBIA)
3,500,000             Washington Public Power Supply System Project 1 Refunding Revenue, 5.30% due   Aa1/AA-          3,554,565
                      7/1/2002
2,000,000             Washington Public Power Supply System Project 1 Refunding Revenue, 6.50% due   Aa1/AA-          2,061,520
                      7/1/2002
250,000               Washington Public Power Supply System Project 2 Refunding Revenue, 7.50% due   Aa1/AA-          255,625
                      7/1/2002
1,140,000             Washington Public Power Supply System Project 3 Refunding Revenue, 0% due      Aa1/AA-          797,943
                      7/1/2008
1,655,000             Washington Public Power Supply System Series 96-A, 6.00% due 7/1/2006          Aaa/AAA          1,788,261
                      (Insured: MBIA)
1,700,000             Washington Public Power Supply System Series B Refunding, 7.15% due 7/1/2001   Aa1/AA-          1,721,012
1,040,000             Washington Public Power Supply System Series G Project 1 Revenue, 7.15% due    Aa1/AA-          1,052,854
                      7/1/2001
830,000               Washington Public Power Supply Systems Nuclear  Revenue Refunding Series B,    Aa1/AA-          580,959
                      0% due 7/1/2008  (Project Number 3)
1,000,000             Washington Public Power Supply Systems Nuclear Project Number 1, 6.00% due     Aaa/AAA          1,099,320
                      7/1/2008 (Insured: AMBAC)
3,445,000             Washington Public Power Supply Systems Nuclear Refunding Series B, 0% due      Aa1/AA-          2,931,282
                      7/1/2004  (Project Number 3)
750,000               Washington State Public Power Supply Refunding Series B, 5.70% due 7/1/2010    Aa1/NR           782,152
West Virginia         (1.50%)
695,000               Harrison County Nursing Facility Revenue Refunding, 5.625% due 9/1/2010        NR/NR            660,229
                      (Salem Health Care Corporation Project; LOC: Fleet Bank)
344,950               Marion County SFMR Series 1992, 7.75% due 7/10/2011                            NR/NR            358,040
5,000,000             West Virginia Parkway Economic Development Tourism Authority Series 1993,      Aaa/AAA          5,016,200
                      3.25% due 5/15/2001 (Insured: FGIC) (Inverse Floater)
2,500,000             West Virginia Parkway Economic Development Tourism Authority Series 1993,      Aaa/AAA          2,526,250
                      3.35% due 5/15/2002 (Insured: FGIC) (Inverse Floater)
2,000,000             West Virginia Statewide Commission Lottery Revenue Series 1997-A, 5.50% due    Aaa/AAA          2,100,700
                      7/1/2005 (Insured: MBIA)
Wisconsin             (0.90%)
1,500,000             Bradley Pollution Control Revenue, 6.75% due 7/1/2009  (Owens Illinois Waste   NR/BBB-          1,747,860
                      Project)  (ETM)
800,000               Wisconsin Health & Educational Facilities Authority, 5.90% due 8/15/2005       Aaa/AAA          849,912
                      (Wheaton Francisan Services Inc. Project; Insured: MBIA)
1,500,000             Wisconsin Health & Educational Facilities Authority Series 1992, 5.50% due     Aaa/AAA          1,512,885
                      8/15/2001  (Wheaton Francisan Services Inc. Project; Insured: MBIA)
2,000,000             Wisconsin State Health And Educational Facilities Authority Revenue, 6.00%     Aaa/AAA          2,186,360
                      due 8/15/2008  (Aurora Health Care Inc. Project) (Insured: MBIA)
Wyoming               (0.50%)
1,615,000             West Park Hospital District Revenue, 5.90% due 7/1/2010 (Insured: ACA)         NR/A             1,658,799
2,500,000             Wyoming Farm Loan Board Revenue, 0% due 4/1/2009                               NR/AA-           1,675,050
U. S. Virgin Islands  (0.10%)
795,000               U.S. Virgin Islands Special Tax General Obligation Series 1991, 7.75% due      NR/NR            827,786
                      10/1/2006 pre-refunded 10/01/01 @ 102 (Hugo Insurance Claims Fund Project)
Municipal Trust       (1.20%)
Certificates
3,000,000             Clipper Caraval Tax Exempt Certificate Series 1998, 4.50% due 10/6/2005        Aaa/AAA          2,999,880
                      (Insured: AMBAC)
5,600,000             Municipal Tax Exempt Trust Certificate Class A1 To A5, 4.60% due 8/6/2008      NR/AAA           5,464,256
                      (Insured: AMBAC)

                      TOTAL INVESTMENTS  (100%) (Cost $703,543,889)                                                   $ 723,666,504

* Indicates rating on other debt issued by the same issuer, rather than on the security held by the Fund. These securities are deemed by the Advisor to be comparable with those of issuers having debt ratings in the 4 highest grades by Moody's or S&P.
+                      Credit ratings are unaudited.
                      See notes to financial statements.



Index Comparisons
LIMITED TERM NATIONAL FUND
Index Comparison
Compares performance of Limited Term National Fund, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for the periods ending December 31, 2000. On December 31, 2000, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.9 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

Class A Shares Average Annual Total Returns (at max. offering price) (periods ended 12.31.00)
One year:                  5.20%
Five years:                3.93%
Ten years:                 5.29%
Fifteen years:             6.00%
From inception (9.28.84):  6.44%

Thornburg limited term municipal fund
national portfolio - a shares
Outperformed Taxable and Tax-Free Money Market Funds

Investors sometimes ask us to compare Limited Term Municipal Fund to money market fund returns. These investments have certain differences, and investors in Limited Term Municipal Fund took more risk than money market fund investors to earn their higher returns.

Return from a $100,000 investment 12.31.90 through 12.31.00 (after sales charges and fund expenses)

$34,031
Donoghue's Tax-free Money Market Fund Average

$33,594
Donoghue's Taxable Money Market Fund Average
(after taxes)

$69,111
Thornburg Limited Term
Municipal Fund -
Nat'l Portfolio
(after capital gains taxes)


The chart above is for the Fund's Class A Shares only. Class C and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, ten years, and since inception for each class of shares of the Fund.
Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for taxable and tax-exempt money funds as quoted in "Donoghue's Money Fund Report" for the months covered by this analysis. The increase for the Class A Shares of Limited Term Municipal Fund - National Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $13.12 per share and the ending NAV at $13.33 per share. These investments returned the $100,000 initial investment in addition to the amounts shown above.
Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. This analysis also assumes the income from the taxable money fund is taxed at a 39.6% rate from 1993 to 2000. The portion of the increase, if any, of Limited Term Municipal Fund representing appreciation of the share price is assumed to be taxed at a 20% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in these money fund averages.
Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Limited Term Municipal Fund invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not flucuate. The net asset value of the Class A Shares of LTMFX did vary from time to time, and will continue to vary in the future do to effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.
Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Limited Term Municipal Fund also declares dividends daily and pays them monthly.


Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200